PENSIONS - Reconciliation of Funded Status (Details) - Pensions - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of funded status:
Projected benefit obligation	$ (46,093)	$ (51,171)	$ (50,376)
Fair value of plan assets	13,121	13,634	$ 12,503
Funded (unfunded) status at end of year	(32,972)	(37,537)
Equity securities
Reconciliation of funded status:
Fair value of plan assets	12,291	9,921
Debt securities
Reconciliation of funded status:
Fair value of plan assets	0	3,047
Cash
Reconciliation of funded status:
Fair value of plan assets	830	666
UK Scheme
Reconciliation of funded status:
Projected benefit obligation	(9,818)	(11,654)
Fair value of plan assets	12,291	12,968
Funded (unfunded) status at end of year	2,473	1,314
Marine Scheme
Reconciliation of funded status:
Projected benefit obligation	(36,275)	(39,517)
Fair value of plan assets	830	666
Funded (unfunded) status at end of year	$ (35,445)	$ (38,851)